UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21496
                                                    -----------

  Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ---------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                  Date of reporting period: February 28, 2014
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2014 (UNAUDITED)

     SHARES                                     DESCRIPTION                                    VALUE
---------------  -----------------------------------------------------------------------   --------------

COMMON STOCKS (a) (b) - 87.8%

                 AUSTRALIA - 6.1%
      1,448,826  Transurban Group ......................................................   $    9,140,489
                                                                                           --------------

                 CANADA - 15.8%
         66,000  Enbridge, Inc. ........................................................        2,789,488
        200,100  Inter Pipeline, Ltd. ..................................................        5,412,260
        264,871  Northland Power, Inc. .................................................        3,922,952
         91,382  Pembina Pipeline Corp. ................................................        3,293,647
         64,937  TransCanada Corp. .....................................................        2,858,330
        358,400  Veresen, Inc. .........................................................        5,418,239
                                                                                           --------------
                                                                                               23,694,916
                                                                                           --------------

                 CAYMAN ISLANDS - 3.3%
     10,513,000  Hopewell Highway Infrastructure, Ltd. .................................        4,903,919
                                                                                           --------------

                 FRANCE - 15.8%
        150,900  Eutelsat Communications S.A. ..........................................        4,922,871
        443,467  GDF Suez ..............................................................       11,379,267
        346,105  Groupe Eurotunnel S.A. ................................................        4,159,108
         42,441  Vinci S.A. ............................................................        3,171,007
                                                                                           --------------
                                                                                               23,632,253
                                                                                           --------------

                 GERMANY - 1.6%
         90,557  Hamburger Hafen Und Logistik AG .......................................        2,448,669
                                                                                           --------------

                 ITALY - 2.7%
        159,367  Atlantia S.p.A. .......................................................        4,038,729
                                                                                           --------------

                 JAPAN - 1.4%
        415,000  Tokyo Gas Co., Ltd. ...................................................        2,079,689
                                                                                           --------------

                 SINGAPORE - 5.2%
     12,555,000  Hutchison Port Holdings Trust .........................................        7,846,875
                                                                                           --------------

                 SWITZERLAND - 1.4%
          3,263  Flughafen Zuerich AG ..................................................        2,070,215
                                                                                           --------------

                 UNITED KINGDOM - 15.9%
      1,230,511  Centrica plc ..........................................................        6,573,110
        497,297  National Grid plc .....................................................        6,949,234
        434,469  SSE plc ...............................................................       10,207,308
                                                                                           --------------
                                                                                               23,729,652
                                                                                           --------------

                 UNITED STATES - 18.6%
         39,700  American Electric Power Co., Inc. .....................................        1,992,940
         35,700  CMS Energy Corp. ......................................................        1,014,951
        230,000  Corrections Corp. of America ..........................................        7,670,500
         20,400  ITC Holdings Corp. ....................................................        2,093,040
         71,000  PG&E Corp. ............................................................        3,128,260
         53,600  Sempra Energy .........................................................        5,063,592
         70,700  Southern (The) Co. ....................................................        2,994,145
         47,200  Spectra Energy Corp. ..................................................        1,759,616


                See Notes to Quarterly Portfolio of Investments         Page 1

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

    SHARES/
     UNITS                                   DESCRIPTION                                       VALUE
---------------  -----------------------------------------------------------------------   --------------

COMMON STOCKS (a) (b) (CONTINUED)

                 UNITED STATES (CONTINUED)
         49,100  Williams (The) Cos., Inc. .............................................   $    2,027,830
                                                                                           --------------
                                                                                               27,744,874
                                                                                           --------------
                 TOTAL COMMON STOCKS ...................................................      131,330,280
                 (Cost $118,370,366)                                                       --------------

MASTER LIMITED PARTNERSHIPS (a) (b) - 10.6%

                 UNITED STATES - 10.6%
          95,400 Buckeye Partners, L.P. ................................................        6,986,142
          28,400 Enbridge Energy Partners, L.P. ........................................          781,568
          49,576 Energy Transfer Equity, L.P. ..........................................        2,163,992
          43,577 Enterprise Products Partners, L.P. ....................................        2,924,452
          43,677 Magellan Midstream Partners, L.P. .....................................        2,955,623
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................       15,811,777
                 (Cost $11,958,910)                                                        --------------

   PRINCIPAL                                                                 STATED
     VALUE                      DESCRIPTION                   RATE (c)     MATURITY(d)         VALUE
---------------  ------------------------------------------  ---------   ---------------   --------------

SENIOR FLOATING-RATE LOAN INTERESTS (B) - 31.9%

                 LUXEMBOURG - 1.2%
$     1,720,263  Intelsat Jackson Holdings S.A., Term Loan
                     B-2 ..................................    3.75%         06/30/19           1,731,634
                                                                                           --------------

                 NETHERLANDS - 1.2%
      1,324,144  UPC Broadband Holdings, B.V., Facility AH     3.25%         06/30/21           1,322,489
        184,894  Ziggo, B.V., Term Loan B-1 ...............    3.50%         01/15/22             184,052
        119,149  Ziggo, B.V., Term Loan B-2 ...............    3.50%         01/15/22             118,621
        195,957  Ziggo, B.V., Term Loan B-3 ...............    3.50%         01/15/22             195,089
                                                                                           --------------
                                                                                                1,820,251
                                                                                           --------------

                 UNITED STATES - 29.5%
      1,899,872  AES Corp., 2013 Term Loan ................    3.75%         06/01/18           1,905,686
      1,592,000  Calpine Construction Finance Co., Term B-1
                    Loan ..................................    3.00%         05/03/20           1,571,431
      1,451,401  Calpine Corp., Term Loan (3/11) ..........    4.00%         04/01/18           1,457,250
        487,500  Calpine Corp., Term Loan (6/11) ..........    4.00%         04/01/18             488,582
      2,477,286  Cequel Communications Holdings I, LLC,
                    Term Loan .............................    3.50%         02/14/19           2,474,883
        780,168  CHS/Community Health Systems, Inc., 2017
                    Term E Loan ...........................    3.49%         01/25/17             783,742
      2,079,407  CHS/Community Health Systems, Inc., 2021
                    Term D Loan ...........................    4.25%         01/27/21           2,096,728
      3,234,323  Crown Castle Operating Co., Non-Extended
                    Incremental Tranche B Term Loan .......    3.25%         01/31/19           3,234,679
      1,488,750  DigitalGlobe, Inc., Term Loan ............    3.75%         01/31/20           1,486,889
        298,500  Drillships Financing Holding, Inc.,
                    Tranche B-1 Term Loan .................    6.00%         03/31/21             303,873
      1,196,992  Dynegy, Inc., Tranche B-2 Term Loan ......    4.00%         04/23/20           1,200,583


Page 2          See Notes to Quarterly Portfolio of Investments

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)

   PRINCIPAL                                                                 STATED
     VALUE                      DESCRIPTION                   RATE (c)     MATURITY(d)         VALUE
---------------  ------------------------------------------  ---------   ---------------   --------------

SENIOR FLOATING-RATE LOAN INTERESTS (b) (CONTINUED)

                 UNITED STATES (CONTINUED)
$       405,000  Energy Transfer Equity, L.P., Term Loan ..    3.25%         12/02/19      $      404,494
        975,340  EquiPower Resources Holdings, LLC, Term
                   Loan B Advance (First Lien) ............    4.25%         12/21/18             978,266
      3,438,409  HCA, Inc., Tranche B-5 Term Loan .........    2.90%         03/31/17           3,434,111
      2,918,025  IASIS Healthcare Corp., Term Loan B-2 ....    4.50%         05/03/18           2,926,225
      1,401,196  La Frontera Generation, LLC, Term Loan ...    4.50%         09/30/20           1,402,947
      2,880,000  Level 3 Financing, Inc., Tranche B 2020
                    Term Loan .............................    4.00%         01/15/20           2,887,200
        950,000  Moxie Liberty, LLC, Construction B-1
                     Advance ..............................    7.50%         08/21/20             969,000
      1,000,000  Moxie Patriot, LLC, Construction B-1
                    Term Loan .............................    6.75%         12/19/20           1,020,000
      1,945,362  NRG Energy, Inc., Term Loan (2013) .......    2.75%         07/01/18           1,931,220
        693,750  Offshore Group Investment, Ltd., Term Loan    5.00%         10/25/17             696,497
      2,190,000  Panda Temple Power II, LLC, Construction
                    Term Loan Advance .....................    7.25%         04/03/19           2,236,538
        199,000  TW Telecom Holdings, Inc., Term Loan B ...    2.66%         04/17/20             199,062
      2,575,035  Wide Open West Finance, LLC, Term B Loan..    4.75%         04/01/19           2,586,983
      2,475,000  Windstream Corp., Tranche B-4 Term Loan...    3.50%         01/23/20           2,470,669
        987,500  Windstream Corp., Tranche B-5 Term Loan...    3.50%         08/08/19             987,253
      1,974,943  Zayo Group, LLC, Term Loan ...............    4.00%         07/02/19           1,978,754
                                                                                           --------------
                                                                                               44,113,545
                                                                                           --------------
                 TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..........................          47,665,430
                 (Cost $47,583,871)                                                        --------------

                 TOTAL INVESTMENTS - 130.3% .........................................         194,807,487
                 (Cost $177,913,147) (e)

                 OUTSTANDING LOANS - (31.8%) ........................................         (47,500,000)

                 NET OTHER ASSETS AND LIABILITIES - 1.5% ............................           2,159,334
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $  149,466,821
                                                                                           ==============

---------------------------------------

(a) All of these securities are available to serve as collateral on the outstanding loan.

(b) Portfolio securities are categorized based on their country of incorporation.

(c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at February 28, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.



                See Notes to Quarterly Portfolio of Investments           Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
(MFD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2014 (UNAUDITED)



(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,598,717 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,704,377.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                 LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1    SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED      OBSERVABLE     UNOBSERVABLE
                                                   2/28/2014        PRICES        INPUTS          INPUTS
                                                 -------------  -------------  -------------  -------------
Common Stocks*.............................      $ 131,330,280  $ 131,330,280  $         --   $          --
Master Limited Partnerships*...............         15,811,777     15,811,777            --              --
Senior Floating-Rate Loan Interests*.......         47,665,430             --    47,665,430              --
                                                 -------------  -------------  -------------  -------------
Total Investments..........................      $ 194,807,487  $ 147,142,057  $ 47,665,430   $          --
                                                 =============  =============  =============  =============


*See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at February 28, 2014.

----------------------------------------------------------------------
                                                            % OF TOTAL
INDUSTRY CLASSIFICATION (1)                                INVESTMENTS
----------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                    20.4%
Transportation Infrastructure                                  17.8
Multi-Utilities                                                17.5
Electric Utilities                                             11.8
Independent Power Producers & Energy Traders                    6.9
Media                                                           6.1
Wireless Telecommunication Services                             5.2
Health Care Providers & Services                                4.7
Real Estate Investment Trusts                                   3.9
Diversified Telecommunication Services                          2.5
Construction & Engineering                                      1.6
Gas Utilities                                                   1.1
Energy Equipment & Services                                     0.5
--------------------------------------------------------------------
                                               Total          100.0%
                                                          ==========

Page 4          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                         FEBRUARY 28, 2014 (UNAUDITED)


                                1. ORGANIZATION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol MFD on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Market quotations and prices used to value the Fund's investments are primarily obtained from third party pricing services. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs") and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of the most recent bid and asked prices, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                         FEBRUARY 28, 2014 (UNAUDITED)


      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.


Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in the computation of the value of such securities. If events affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees (see above). For certain foreign equity securities, a third party pricing service may be utilized to determine fair value. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The Senior Floating-Rate Loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:

       1)   the fundamental business data relating to the issuer;

       2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

       3)   the type, size and cost of the security;

       4)   the financial statements of the issuer;

       5) the credit quality and cash flow of the issuer, based on the sub-advisor's or external analysis;

       6) the information as to any transactions in or offers for the security;

       7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

       8)   the coupon payments;

       9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

      12)   issuer's competitive position within the industry;

      13) issuer's ability to access additional liquidity through public and/or private markets; and

      14)   other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

-------------------

1 The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                     (MFD)
                         FEBRUARY 28, 2014 (UNAUDITED)


            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of February 28, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of purchase or sale for some of the Senior Loans. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments. At February 28, 2014, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund did not have unfunded delayed draw loan commitments as of February 28, 2014.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Macquarie/First Trust Global Infrastructure/Utilities
                             Dividend & Income Fund
           ------------------------------------------------------------


By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: April 17, 2014
     ---------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Treasurer, Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: April 17, 2014
     ---------------------

*Print the name and title of each signing officer under his or her signature.